Shareholder Fees - FidelityFlexGovernmentMoneyMarketFund-PRO	Jun. 29, 2023 USD ($)
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none